February 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-07455

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on January 20, 2017 and effective on January 30, 2017.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc:	Ann Flood